Share-Based Compensation - Schedule of Stock Options Activities (Details) - $ / shares		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Stock Options Activities [Abstract]
Number of shares, Exercised (in Shares)		(89)	(988)	(8,784)
Weighted average exercise price, Exercised		$ 0.0005625	$ 0.0005625	$ 0.0005625
Number of shares, Exercisable (in Shares)		11,577
Weighted average exercise price, Exercisable		$ 0.0005625
Weighted average remaining contractual term, Exercisable		1 year 2 months 15 days
Weighted average grant date fair value, Exercisable		$ 2,899.69
Number of shares, Forfeited (in Shares)		(16)	(509)	(1,176)
Weighted average exercise price, Forfeited		$ 0.0005625	$ 0.0005625	$ 0.0005625
Number of shares, Outstanding ending balance (in Shares)	23,139	11,577	11,682	13,179
Weighted average exercise price ,Outstanding ending balance	$ 0.0005625	$ 0.0005625	$ 0.0005625	$ 0.0005625
Weighted average remaining contractual term, Outstanding ending balance	4 years 7 days	1 year 2 months 15 days	1 year 10 months 6 days	2 years 8 months 8 days
Weighted average grant date fair value, Outstanding ending balance	$ 2,475	$ 2,899.69	$ 2,925	$ 3,318.75